Subsequent Events - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended					84 Months Ended	144 Months Ended	150 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended				6 Months Ended					1 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2010	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Mar. 12, 2013 Merlin Diamonds Ltd AUD	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd	Feb. 20, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event AUD	Jan. 31, 2013 Subsequent Event SGD	Jan. 16, 2013 Subsequent Event USD ($)	Jun. 30, 2013 Subsequent Event USD ($)	Jun. 30, 2013 Subsequent Event AUD	Mar. 01, 2013 Subsequent Event USD ($)	Jan. 30, 2013 Subsequent Event AUD	Mar. 01, 2013 Subsequent Event Scenario, Previously Reported	Mar. 01, 2013 Subsequent Event Minimum	Mar. 12, 2013 Subsequent Event Merlin Diamonds Ltd AUD	Jan. 18, 2013 Subsequent Event Merlin Diamonds Ltd AUD	Mar. 12, 2013 Subsequent Event Merlin Diamonds Ltd Maximum
Subsequent Event [Line Items]
Stock issued, shares	142,500,000	142,500,000	22,640,725	22,640,725	7,572	66,282	42,000,000	65,582,358			35,000,000	24,000,000	3,656,000		45,000,000			150,000,000	52,500,000	52,500,000					35,000,000	24,000,000
Stock issued, value	$ 7,500,000	$ 7,125,000		2,255,726			110,028,293	29,761,285				5,040,000	580,000		$ 2,250,000			$ 7,500,000	$ 2,625,000							5,040,000
Cost of share issues			21,000	20,000					7,288,000	7,126,000									25,000
Proceeds from Lines of Credit																				700,000
Sale of Stock, Price Per Share	$ 0.05	$ 0.05									0.22	0.21						$ 0.05							0.22	0.21
Ownership percentage sold											19.90%	13.60%													19.90%	16.90%
Initial Public Offering, Completion Period																									10 days	60 days
Ownership interest		0.28%												50.69%													1.00%
Mineral rights			14,621,000	14,095,000	15,493,000				14,095,000
Goodwill			1,134,000	1,093,000	1,093,000				1,093,000
MED Agreement with Innopac	Jan. 31, 2013
Share conversion ratio																1.67	1.67
Common stock weighted average price																0.2800	0.2145
Exchange rate																1.28	1.28
Percentage of premium paid over average closing price																36.59%	36.59%
Closing price per share																						0.205
Common Stock Issued percentage																								50.00%
Common stock, shares authorized		1,250,000,000	1,250,000,000	1,250,000,000																	1,270,000,000		1,250,000,000
Common stock, par value			$ 0.001	0.001	0.001				0.001	0.001											$ 0.001
Preferred stock Value																					$ 20,000,000
Preferred stock, par value				0.001					0.001	0.001											$ 0.001